CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Common stock subject to possible redemption, redemption price per share	$ 10.10	$ 10.10
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	3,251,000	3,251,000
Common stock, shares outstanding	3,251,000	3,251,000
Private Placement
Common stock, shares outstanding	376,000	376,000
Founder Shares
Common stock, shares outstanding	2,875,000	2,875,000
Common stock subject to possible redemption
Common stock subject to possible redemption, par value	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares issued	11,500,000	11,500,000
Common stock subject to possible redemption, shares outstanding	11,500,000
Common stock subject to possible redemption, redemption price per share	$ 10.13	$ 10.13